Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Total provisions	€ 9,657	€ 11,636	€ 12,546
Less current portion	(1,866)	(2,352)
Non-current portion	7,791	9,284
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	5,425	7,432	8,626
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	436	489	64
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	1,866	2,352	3,114
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	825	861	€ 742
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions	€ 1,105	€ 502